Debt Issuance Costs	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Debt Issuance Costs

NOTE 5: DEBT ISSUANCE COSTS

During the years ending December 31, 2016 and 2015, the Company paid $0 and $5,000, respectively, in cash for debt arrangements.

The Company amortizes debt issuance costs on a straight-line basis over the life of the debt arrangements and recognized $0, and $18,917, during the years ending December 31, 2016, and 2015, respectively.

During the twelve months ending December 31, 2016 and 2015 the Company had the following activity in their debt issuance cost account:

Debt issuance costs at December 31, 2014	$13,917
Cash paid as fees for debt arrangements	5,000
Amortization of debt issuance costs	(18,917)
Debt issuance costs at December 31, 2015	-
Cash paid as fees for debt arrangements	-
Amortization of debt issuance costs	-
Debt issuance costs at December 31, 2016	$-